Property and equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 5. Property and equipment, net

Property and equipment, net consisted of the following (in thousands):

	September 30, 2025	December 31, 2024
Computers and other hardware	$499	$504
Office, furniture, and equipment	162	167
Leasehold improvements	91	94
Vehicles and other fixed assets (excluding computers)	32	35
	784	800
Less: accumulated depreciation	(510)	(452)
Total property and equipment, net	$274	$348

The Company recognized depreciation expense related to property and equipment in the unaudited condensed consolidated interim statements of operations and comprehensive loss of $73.0 thousand and $84.0 thousand during the nine month ended September 30, 2025 and 2024, respectively.

Note 7. Property and equipment, net

Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2024	2023
Computers and other hardware	504	502
Office, furniture, and equipment	167	157
Leasehold improvements	94	75
Vehicles and other fixed assets (excluding computers)	35	35
	800	769
Less: accumulated depreciation	(452)	(353)
Total property and equipment, net	348	416

The Company recognized depreciation expense related to property and equipment in the consolidated statements of operations and comprehensive loss of $108.6 thousand and $97.8 thousand during the years ended December 31, 2024 and 2023, respectively.